Quarterly Holdings Report
for
Fidelity® Total Emerging Markets Fund
January 31, 2022
TEK-NPRT1-0422
1.931232.110
Common Stocks - 69.8%
	Shares	Value ($)
Belgium - 0.3%
Titan Cement International Trading SA	101,400	1,585,663
Bermuda - 0.8%
China Gas Holdings Ltd.	554,944	942,840
Credicorp Ltd. (United States)	13,979	2,002,072
Huanxi Media Group Ltd. (a)	2,025,206	373,698
Kerry Properties Ltd.	91,000	257,063
Kunlun Energy Co. Ltd.	952,040	987,311
Shangri-La Asia Ltd. (a)	112,000	87,605
TOTAL BERMUDA		4,650,589
Brazil - 2.5%
Atacadao SA	617,600	1,938,832
Dexco SA	422,730	1,190,150
ENGIE Brasil Energia SA	67,200	515,064
Equatorial Energia SA	217,200	939,137
Localiza Rent A Car SA	98,897	1,091,385
LOG Commercial Properties e Participacoes SA	84,400	449,489
Lojas Renner SA	140,712	745,150
Natura & Co. Holding SA (a)	288,318	1,232,523
Rede D'Oregon Sao Luiz SA (b)	102,518	855,652
Rumo SA (a)	354,900	1,043,961
Suzano Papel e Celulose SA	105,600	1,177,289
Transmissora Alianca de Energia Eletrica SA unit	85,100	611,715
Vale SA sponsored ADR	185,068	2,809,332
TOTAL BRAZIL		14,599,679
British Virgin Islands - 0.1%
Fix Price Group Ltd. GDR (Reg. S)	76,105	434,444
Canada - 0.6%
Barrick Gold Corp.	173,200	3,316,780
Cayman Islands - 15.9%
Akeso, Inc. (a)(b)	99,505	270,286
Alibaba Group Holding Ltd. (a)	806,380	12,638,849
Ant International Co. Ltd. Class C (a)(c)(d)	424,550	755,699
Antengene Corp. (a)(b)	374,792	294,569
Archosaur Games, Inc. (b)	35,813	37,976
BeiGene Ltd. ADR (a)	504	122,260
Bilibili, Inc. ADR (a)	74,872	2,642,233
Chailease Holding Co. Ltd.	397,138	3,645,568
China Resources Land Ltd.	170,510	824,181
CIFI Holdings Group Co. Ltd.	796,711	520,486
CK Asset Holdings Ltd.	47,500	317,082
ENN Energy Holdings Ltd.	90,600	1,442,377
ESR Cayman Ltd. (a)(b)	83,200	282,106
GlobalFoundries, Inc.	6,300	310,842
Haitian International Holdings Ltd.	261,000	679,035
Hansoh Pharmaceutical Group Co. Ltd. (b)	296,803	611,833
Innovent Biologics, Inc. (a)(b)	119,659	506,733
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	261,592	313,159
JD Health International, Inc. (a)(b)	34,998	282,685
JD.com, Inc.:
Class A (a)	115,823	4,389,856
sponsored ADR (a)	16,589	1,242,184
KE Holdings, Inc. ADR (a)	4,500	98,055
Kingdee International Software Group Co. Ltd. (a)	223,130	511,267
Kuaishou Technology Class B (b)	123,613	1,412,991
KWG Group Holdings Ltd.	442,000	241,679
Li Ning Co. Ltd.	187,563	1,830,240
Longfor Properties Co. Ltd. (b)	111,500	668,869
Medlive Technology Co. Ltd. (b)	175,901	285,596
Meituan Class B (a)(b)	281,497	8,398,278
NetEase, Inc. ADR	9,080	938,509
PagSeguro Digital Ltd. (a)	45,489	1,028,961
Parade Technologies Ltd.	8,188	604,993
Pinduoduo, Inc. ADR (a)	71,578	4,283,228
Pop Mart International Group Ltd. (b)(e)	64,785	322,503
Sea Ltd. ADR (a)	21,884	3,289,384
Shimao Property Holdings Ltd.	102,800	75,763
Silergy Corp.	7,000	946,900
SITC International Holdings Co. Ltd.	151,000	575,549
Tencent Holdings Ltd.	404,236	25,330,350
Tencent Music Entertainment Group ADR (a)	28,518	176,241
Tongdao Liepin Group (a)	117,531	284,805
Trip.com Group Ltd. ADR (a)	46,659	1,241,596
Uni-President China Holdings Ltd.	775,600	733,042
Wuxi Biologics (Cayman), Inc. (a)(b)	233,344	2,338,752
XP, Inc. Class A (a)	88,635	2,952,432
XPeng, Inc.:
ADR (a)	80,571	2,827,236
Class A	1	17
Zai Lab Ltd. (a)	12,691	599,462
TOTAL CAYMAN ISLANDS		94,126,697
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	51,121	2,768,202
China - 6.3%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	14,740	517,175
Bafang Electric Suzhou Co. Ltd. (A Shares)	23,145	750,245
Beijing Enlight Media Co. Ltd. (A Shares)	519,000	864,188
Beijing Sinohytec Co. Ltd. (A Shares) (a)	13,500	452,968
C&S Paper Co. Ltd. (A Shares)	333,300	783,418
China Communications Services Corp. Ltd. (H Shares)	1,152,000	613,209
China Construction Bank Corp. (H Shares)	8,645,000	6,633,728
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	232,600	497,454
China Petroleum & Chemical Corp. (H Shares)	3,160,000	1,654,544
China Tower Corp. Ltd. (H Shares) (b)	1,934,603	233,698
Contemporary Amperex Technology Co. Ltd.	3,273	316,346
Daqin Railway Co. Ltd. (A Shares)	1,032,900	1,076,117
Flat Glass Group Co. Ltd. (e)	52,335	210,106
Gemdale Corp. (A Shares)	247,558	504,967
Great Wall Motor Co. Ltd. (H Shares)	467,514	1,268,407
Haier Smart Home Co. Ltd.	350,800	1,406,373
Haier Smart Home Co. Ltd. (A Shares)	26,260	115,892
Hongfa Technology Co. Ltd. (A Shares)	66,306	668,195
Pharmaron Beijing Co. Ltd. (H Shares) (b)	59,126	752,195
Ping An Insurance Group Co. of China Ltd. (H Shares)	744,000	5,904,253
Poly Developments & Holdings (A Shares)	190,900	471,228
Proya Cosmetics Co. Ltd. (A Shares)	55,600	1,487,824
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	29,229	1,492,594
Sinopec Engineering Group Co. Ltd. (H Shares)	495,500	241,715
Sinopharm Group Co. Ltd. (H Shares)	256,718	574,226
Sungrow Power Supply Co. Ltd. (A Shares)	27,196	494,079
TravelSky Technology Ltd. (H Shares)	263,000	492,873
Tsingtao Brewery Co. Ltd. (H Shares)	358,000	3,221,985
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	87,389	338,423
WuXi AppTec Co. Ltd. (H Shares) (b)	53,181	762,789
Xiamen Faratronic Co. Ltd. (A Shares)	8,014	249,708
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	23,074	610,227
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	92,800	281,626
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	219,800	1,160,916
TOTAL CHINA		37,103,691
Cyprus - 0.7%
TCS Group Holding PLC GDR	57,695	4,163,317
France - 0.1%
Ubisoft Entertainment SA (a)	6,427	368,810
Germany - 0.1%
Delivery Hero AG (a)(b)	4,509	348,049
Greece - 0.3%
Alpha Bank SA (a)	958,500	1,450,546
Piraeus Financial Holdings SA (a)	320,900	539,997
TOTAL GREECE		1,990,543
Hong Kong - 1.0%
AIA Group Ltd.	203,800	2,127,634
China Overseas Land and Investment Ltd.	207,040	611,074
China Resources Beer Holdings Co. Ltd.	302,666	2,259,668
Guangdong Investment Ltd.	540,000	771,355
TOTAL HONG KONG		5,769,731
Hungary - 0.5%
OTP Bank PLC (a)	46,140	2,668,425
Richter Gedeon PLC	24,329	641,234
TOTAL HUNGARY		3,309,659
India - 9.8%
Adani Ports & Special Economic Zone Ltd.	192,766	1,866,938
Apollo Hospitals Enterprise Ltd.	10,575	635,795
Axis Bank Ltd. (a)	109,419	1,146,619
Bajaj Finance Ltd.	29,764	2,820,740
Bandhan Bank Ltd. (b)	442,400	1,885,428
Bharat Electronics Ltd.	308,600	874,159
CE Info Systems Ltd.	10,924	201,001
Divi's Laboratories Ltd.	10,885	591,446
Embassy Office Parks (REIT)	59,600	295,164
HDFC Bank Ltd.	424,796	8,548,458
Hindustan Aeronautics Ltd.	400	7,787
Housing Development Finance Corp. Ltd.	5,550	189,489
Indraprastha Gas Ltd.	169,593	898,001
Indus Towers Ltd.	23,900	81,430
Infosys Ltd.	91,719	2,159,288
Infosys Ltd. sponsored ADR	113,841	2,683,232
ITC Ltd.	403,913	1,200,341
JK Cement Ltd.	74,574	3,316,242
Larsen & Toubro Ltd.	94,469	2,436,065
Mahanagar Gas Ltd.	45,639	503,730
Manappuram General Finance & Leasing Ltd.	490,051	1,044,232
Maruti Suzuki India Ltd.	7,317	848,234
Max Healthcare Institute Ltd. (a)	86,406	427,937
NTPC Ltd.	608,184	1,167,044
Oberoi Realty Ltd. (a)	44,970	555,873
Oil & Natural Gas Corp. Ltd.	600,400	1,404,791
Petronet LNG Ltd.	172,606	496,515
Power Grid Corp. of India Ltd.	593,510	1,721,245
Reliance Industries Ltd.	210,413	6,785,262
Shree Cement Ltd.	5,751	1,881,556
Shriram Transport Finance Co. Ltd.	169,835	2,821,815
Sun Pharmaceutical Industries Ltd.	29,295	329,322
Tata Motors Ltd. (a)	214,158	1,478,401
Tata Steel Ltd.	102,500	1,512,361
Tech Mahindra Ltd.	83,880	1,675,436
Titan Co. Ltd.	16,250	518,474
Torrent Pharmaceuticals Ltd.	17,373	624,202
Voltas Ltd.	39,614	631,895
Zomato Ltd. (a)	88,910	108,430
TOTAL INDIA		58,374,378
Indonesia - 1.2%
PT Bank Central Asia Tbk	5,687,600	3,025,219
PT Bank Rakyat Indonesia (Persero) Tbk	12,826,579	3,650,899
PT Dayamitra Telekomunikasi Tbk (a)	1,610,200	89,244
PT United Tractors Tbk	244,000	394,509
TOTAL INDONESIA		7,159,871
Japan - 0.8%
Capcom Co. Ltd.	16,782	405,130
JTOWER, Inc. (a)	3,590	164,499
Money Forward, Inc. (a)	9,144	416,109
Recruit Holdings Co. Ltd.	5,525	273,093
Renesas Electronics Corp. (a)	63,149	724,749
Square Enix Holdings Co. Ltd.	9,450	463,409
Tokyo Electron Ltd.	1,650	807,070
Z Holdings Corp.	301,766	1,532,569
TOTAL JAPAN		4,786,628
Korea (South) - 8.6%
AMOREPACIFIC Group, Inc.	32,839	1,129,864
Coway Co. Ltd.	17,200	990,789
Hana Financial Group, Inc.	56,310	2,121,380
Hanon Systems	57,680	517,508
Hyundai Mobis	6,032	1,183,934
Hyundai Motor Co.	1,991	320,863
Kakao Corp.	24,076	1,738,813
Kakao Pay Corp. (a)	4,346	462,815
KB Financial Group, Inc.	78,928	3,911,113
Kia Corp.	44,310	3,089,125
LG Chemical Ltd.	2,552	1,367,840
LG Corp.	14,050	868,754
NCSOFT Corp.	1,679	756,395
Netmarble Corp. (b)	1,871	173,212
POSCO	16,182	3,619,312
S-Oil Corp.	12,370	938,920
Samsung Biologics Co. Ltd. (a)(b)	2,557	1,582,769
Samsung Electronics Co. Ltd.	290,140	18,043,974
Samsung SDI Co. Ltd.	1,888	936,856
SK Hynix, Inc.	68,752	7,115,397
Studio Dragon Corp. (a)	6,001	384,398
TOTAL KOREA (SOUTH)		51,254,031
Luxembourg - 0.2%
Adecoagro SA (a)	16,700	135,270
Globant SA (a)	4,729	1,206,746
TOTAL LUXEMBOURG		1,342,016
Mauritius - 0.0%
Jumo World Ltd. (d)	30	225,472
Mexico - 1.7%
CEMEX S.A.B. de CV sponsored ADR (a)	597,900	3,659,148
Corporacion Inmobiliaria Vesta S.A.B. de CV	259,155	490,847
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	83,300	1,145,274
Grupo Aeroportuario Norte S.A.B. de CV	62,000	415,227
Grupo Financiero Banorte S.A.B. de CV Series O	491,621	3,115,888
Wal-Mart de Mexico SA de CV Series V	356,900	1,213,543
TOTAL MEXICO		10,039,927
Netherlands - 1.2%
Adyen BV (a)(b)	175	356,107
ASML Holding NV (Netherlands)	821	556,059
CTP BV (b)	8,409	171,059
NXP Semiconductors NV	2,011	413,140
X5 Retail Group NV GDR (Reg. S)	67,300	1,521,668
Yandex NV Series A (a)	86,753	4,169,349
TOTAL NETHERLANDS		7,187,382
Panama - 0.2%
Copa Holdings SA Class A (a)	11,286	943,284
Philippines - 0.1%
Ayala Land, Inc.	600,300	423,081
SM Investments Corp.	26,000	483,774
TOTAL PHILIPPINES		906,855
Poland - 0.1%
CD Projekt RED SA (e)	18,747	832,279
Russia - 2.5%
Gazprom OAO sponsored ADR (Reg. S)	275,300	2,396,573
LSR Group OJSC	1,655	14,050
LUKOIL PJSC sponsored ADR	40,600	3,635,748
Novatek PJSC GDR (Reg. S)	11,300	2,386,624
Sberbank of Russia	55,230	190,335
Sberbank of Russia sponsored ADR	315,304	4,423,080
Severstal PAO GDR (Reg. S)	92,100	1,816,040
TOTAL RUSSIA		14,862,450
Saudi Arabia - 0.9%
Al Rajhi Bank	108,509	4,286,104
Saudi Tadawul Group Holding Co.	32,200	1,390,336
TOTAL SAUDI ARABIA		5,676,440
Singapore - 0.3%
First Resources Ltd.	1,300,800	1,595,594
South Africa - 1.8%
Bidvest Group Ltd./The	2,191	26,863
Capitec Bank Holdings Ltd.	16,350	2,152,410
FirstRand Ltd.	608,507	2,452,954
Impala Platinum Holdings Ltd.	277,100	4,272,013
Pick 'n Pay Stores Ltd.	574,800	1,924,439
TOTAL SOUTH AFRICA		10,828,679
Taiwan - 8.0%
ASE Technology Holding Co. Ltd.	280,577	1,022,696
MediaTek, Inc.	138,055	5,487,774
Taiwan Semiconductor Manufacturing Co. Ltd.	1,602,139	37,073,956
Unified-President Enterprises Corp.	677,000	1,660,621
United Microelectronics Corp.	952,000	1,990,588
Yageo Corp.	2,000	34,113
TOTAL TAIWAN		47,269,748
Thailand - 0.2%
Land & House PCL (For. Reg.)	865,700	255,577
PTT Global Chemical PCL (For. Reg.)	730,700	1,252,357
TOTAL THAILAND		1,507,934
Turkey - 0.3%
Aselsan A/S	728,508	1,181,342
Bim Birlesik Magazalar A/S JSC	127,000	670,742
TOTAL TURKEY		1,852,084
United Kingdom - 0.6%
Helios Towers PLC (a)	133,800	276,592
Mondi PLC	35,627	891,253
Prudential PLC (a)	128,135	2,159,810
TOTAL UNITED KINGDOM		3,327,655
United States of America - 1.6%
Airbnb, Inc. Class A (a)	1,400	215,558
Dlocal Ltd.	49,545	1,482,386
Dynatrace, Inc. (a)	5,200	285,272
FirstCash Holdings, Inc.	23,799	1,658,790
HubSpot, Inc. (a)	600	293,280
Li Auto, Inc. ADR (a)	97,361	2,540,148
Marvell Technology, Inc.	8,812	629,177
MongoDB, Inc. Class A (a)	700	283,577
NVIDIA Corp.	2,491	609,946
Salesforce.com, Inc. (a)	2,518	585,762
Snap, Inc. Class A (a)	20,566	669,218
TOTAL UNITED STATES OF AMERICA		9,253,114
TOTAL COMMON STOCKS (Cost $317,925,780)		413,761,675

Preferred Stocks - 1.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (c)(d)	1,073	337,976
China - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	11,962	118,663
India - 0.1%
Meesho Series F (c)(d)	7,108	544,987
TOTAL CONVERTIBLE PREFERRED STOCKS		1,001,626
Nonconvertible Preferred Stocks - 1.4%
Brazil - 1.2%
Ambev SA sponsored ADR	902,600	2,554,358
Companhia de Transmissao de Energia Eletrica Paulista (PN)	64,400	293,008
Metalurgica Gerdau SA (PN)	874,570	1,905,571
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	101,706	1,234,711
sponsored ADR	74,100	989,235
		6,976,883
Korea (South) - 0.2%
Hyundai Motor Co. Series 2	13,992	1,137,665
United States of America - 0.0%
Gupshup, Inc. (c)(d)	8,409	192,273
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,306,821
TOTAL PREFERRED STOCKS (Cost $7,977,424)		9,308,447

Nonconvertible Bonds - 11.7%
	Principal Amount (f)	Value ($)
Azerbaijan - 0.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	1,250,000	1,423,281
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	200,000	205,725
6.95% 3/18/30 (Reg. S)	350,000	415,503
TOTAL AZERBAIJAN		2,044,509
Bahrain - 0.4%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	2,005,000	2,144,909
7.625% 11/7/24 (b)	400,000	427,500
TOTAL BAHRAIN		2,572,409
Bailiwick of Jersey - 0.1%
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	450,000	431,100
2.625% 3/31/36 (b)	440,000	413,050
TOTAL BAILIWICK OF JERSEY		844,150
Bermuda - 0.4%
GeoPark Ltd. 5.5% 1/17/27 (b)	700,000	658,000
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	510,000	527,850
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	495,000	485,719
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)	400,000	408,000
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	550,000	526,075
TOTAL BERMUDA		2,605,644
Brazil - 0.1%
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	385,000	367,290
Natura Cosmeticos SA 4.125% 5/3/28 (b)	435,000	422,352
TOTAL BRAZIL		789,642
British Virgin Islands - 0.5%
1MDB Global Investments Ltd. 4.4% 3/9/23	2,000,000	1,996,200
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	395,000	388,885
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)	350,000	348,070
TOTAL BRITISH VIRGIN ISLANDS		2,733,155
Canada - 0.2%
First Quantum Minerals Ltd.:
7.25% 4/1/23 (b)	200,000	201,625
7.5% 4/1/25 (b)	825,000	843,563
Gcm Mining Corp. 6.875% 8/9/26 (b)	400,000	389,004
TOTAL CANADA		1,434,192
Cayman Islands - 1.0%
DP World Crescent Ltd.:
3.875% 7/18/29 (Reg. S)	700,000	726,600
4.848% 9/26/28 (b)	400,000	437,500
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	690,000	706,301
Lamar Funding Ltd. 3.958% 5/7/25 (b)	430,000	424,819
Meituan 2.125% 10/28/25 (b)	640,000	603,456
Mumtalakat Sukuk Holding Co. 5.625% 2/27/24 (Reg. S)	400,000	417,825
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	400,000	370,950
QNB Finance Ltd. 2.75% 2/12/27 (Reg. S)	395,000	399,148
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	635,000	614,045
Sable International Finance Ltd. 5.75% 9/7/27 (b)	600,000	612,000
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	454,750	455,887
TOTAL CAYMAN ISLANDS		5,768,531
Chile - 0.4%
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50 (b)	300,000	283,931
3.75% 1/15/31 (b)	300,000	312,000
4.25% 7/17/42 (b)	500,000	514,625
4.5% 8/1/47 (b)	250,000	269,031
Empresa de Transporte de Pasajeros Metro SA 3.65% 5/7/30 (b)	350,000	364,175
Empresa Nacional de Petroleo 4.5% 9/14/47 (b)	440,000	392,425
VTR Comunicaciones SpA 5.125% 1/15/28 (b)	400,000	392,800
TOTAL CHILE		2,528,987
Colombia - 0.1%
Oleoducto Central SA 4% 7/14/27 (b)	350,000	339,693
Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)	650,000	669,906
Guatemala - 0.1%
CT Trust 5.125% 2/3/32 (b)	350,000	356,913
Hong Kong - 0.1%
Lenovo Group Ltd. 3.421% 11/2/30 (b)	495,000	483,337
Indonesia - 0.5%
Hutama Karya Persero PT 3.75% 5/11/30 (b)	600,000	618,863
Indonesia Asahan Aluminium Tbk PT:
4.75% 5/15/25 (b)	400,000	417,044
5.45% 5/15/30 (b)	400,000	435,800
PT Adaro Indonesia 4.25% 10/31/24 (b)	550,000	555,947
PT Pertamina Persero:
4.15% 2/25/60 (b)	365,000	336,348
4.175% 1/21/50 (b)	450,000	436,163
TOTAL INDONESIA		2,800,165
Ireland - 0.1%
SUEK Securities DAC 3.375% 9/15/26 (b)	535,000	506,057
Kazakhstan - 0.1%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	400,000	390,600
5.375% 4/24/30 (b)	250,000	276,733
TOTAL KAZAKHSTAN		667,333
Luxembourg - 0.1%
B2W Digital Lux SARL 4.375% 12/20/30 (b)	385,000	337,501
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	465,000	463,094
TOTAL LUXEMBOURG		800,595
Malaysia - 0.2%
Petronas Capital Ltd.:
3.5% 4/21/30 (b)	450,000	473,418
4.55% 4/21/50 (b)	400,000	471,750
TOTAL MALAYSIA		945,168
Mauritius - 0.1%
CA Magnum Holdings 5.375% (b)(g)	400,000	407,880
HTA Group Ltd. 7% 12/18/25 (b)	400,000	414,825
TOTAL MAURITIUS		822,705
Mexico - 2.3%
Comision Federal de Electricid 3.348% 2/9/31 (b)	450,000	419,428
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8509% 3/11/22 (h)(i)	350,000	349,475
3.5% 1/30/23	905,000	911,190
4.25% 1/15/25	600,000	603,000
4.5% 1/23/26	400,000	397,000
4.625% 9/21/23	500,000	512,000
4.875% 1/18/24	535,000	550,783
5.35% 2/12/28	320,000	312,051
6.49% 1/23/27	890,000	928,715
6.5% 3/13/27	185,000	192,747
6.5% 6/2/41	1,170,000	1,011,465
6.625% 6/15/35	1,675,000	1,560,263
6.7% 2/16/32 (b)	415,000	409,854
6.75% 9/21/47	960,000	818,880
6.84% 1/23/30	520,000	529,620
6.875% 10/16/25 (b)	150,000	160,875
6.95% 1/28/60	2,175,000	1,849,294
7.69% 1/23/50	2,044,000	1,888,656
TOTAL MEXICO		13,405,296
Morocco - 0.2%
OCP SA:
3.75% 6/23/31 (b)	635,000	609,600
4.5% 10/22/25 (b)	345,000	357,571
TOTAL MOROCCO		967,171
Netherlands - 0.5%
Embraer Netherlands Finance BV 5.05% 6/15/25	400,000	410,075
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)	250,000	308,172
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	890,000	815,908
Prosus NV:
3.68% 1/21/30 (b)	400,000	390,075
3.832% 2/8/51 (b)	425,000	353,547
4.027% 8/3/50 (b)	350,000	303,632
4.193% 1/19/32 (b)	445,000	438,881
TOTAL NETHERLANDS		3,020,290
Panama - 0.2%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	400,000	387,825
5.125% 8/11/61 (b)	200,000	193,975
Cable Onda SA 4.5% 1/30/30 (b)	580,000	588,990
TOTAL PANAMA		1,170,790
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	700,000	721,935
Peru - 0.1%
Camposol SA 6% 2/3/27 (b)	500,000	507,938
Qatar - 0.4%
Qatar Petroleum:
1.375% 9/12/26 (b)	725,000	697,813
2.25% 7/12/31 (b)	565,000	543,813
3.125% 7/12/41 (b)	650,000	629,473
3.3% 7/12/51 (b)	380,000	373,350
TOTAL QATAR		2,244,449
Saudi Arabia - 0.8%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)	950,000	927,675
3.5% 4/16/29 (b)	450,000	469,800
4.25% 4/16/39 (b)	2,955,000	3,183,865
TOTAL SAUDI ARABIA		4,581,340
Singapore - 0.2%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)	500,000	495,094
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	730,000	708,100
TOTAL SINGAPORE		1,203,194
South Africa - 0.5%
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (b)	2,050,000	2,071,525
7.125% 2/11/25 (b)	650,000	657,434
TOTAL SOUTH AFRICA		2,728,959
Spain - 0.1%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	450,000	396,567
Thailand - 0.0%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)	350,000	330,816
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)	515,000	569,011
United Kingdom - 0.6%
Antofagasta PLC 2.375% 10/14/30 (b)	450,000	417,938
Biz Finance PLC 9.625% 4/27/22 (b)	437,500	419,262
Endeavour Mining PLC 5% 10/14/26 (b)	405,000	397,406
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	400,000	403,000
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)	400,000	361,950
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	450,000	443,250
Tullow Oil PLC:
7% 3/1/25 (b)	840,000	705,600
10.25% 5/15/26 (b)	665,000	671,650
TOTAL UNITED KINGDOM		3,820,056
United States of America - 0.5%
Citgo Holding, Inc. 9.25% 8/1/24 (b)	750,000	749,018
DAE Funding LLC 1.55% 8/1/24 (b)	450,000	438,075
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	775,000	756,981
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	25,000	26,754
Sasol Financing U.S.A. LLC 5.875% 3/27/24	500,000	513,750
Stillwater Mining Co. 4% 11/16/26 (b)	690,000	658,398
TOTAL UNITED STATES OF AMERICA		3,142,976
Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	350,000	338,253
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	400,000	370,000
TOTAL UZBEKISTAN		708,253
Venezuela - 0.1%
Petroleos de Venezuela SA:
6% 5/16/24 (b)(j)	5,700,000	213,750
6% 11/15/26 (Reg. S) (j)	6,800,000	238,000
TOTAL VENEZUELA		451,750
TOTAL NONCONVERTIBLE BONDS (Cost $72,039,156)		69,683,882

Government Obligations - 15.1%
		Principal Amount (f)	Value ($)
Angola - 0.4%
Angola Republic:
8.25% 5/9/28 (b)		1,020,000	1,023,379
9.5% 11/12/25 (b)		1,480,000	1,615,790
TOTAL ANGOLA			2,639,169
Argentina - 0.6%
Argentine Republic:
0.5% 7/9/30 (k)		3,025,365	1,022,573
1% 7/9/29		498,666	176,278
1.125% 7/9/35 (k)		3,922,734	1,210,163
2% 1/9/38 (k)		2,011,834	762,485
Buenos Aires Province 3.9% 9/1/37 (b)(k)		1,030,000	437,943
TOTAL ARGENTINA			3,609,442
Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		370,000	403,254
Barbados - 0.1%
Barbados Government 6.5% 10/1/29 (b)		855,000	853,557
Belarus - 0.0%
Belarus Republic 6.875% 2/28/23 (b)		190,000	179,550
Benin - 0.2%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	340,000	366,766
5.75% 3/26/26 (b)	EUR	750,000	897,777
6.875% 1/19/52 (b)	EUR	100,000	109,101
TOTAL BENIN			1,373,644
Brazil - 0.4%
Brazilian Federative Republic:
3.75% 9/12/31		600,000	546,600
3.875% 6/12/30		1,510,000	1,419,211
4.75% 1/14/50		505,000	425,242
TOTAL BRAZIL			2,391,053
Cameroon - 0.2%
Cameroon Republic:
5.95% 7/7/32 (b)	EUR	360,000	370,949
9.5% 11/19/25 (b)		775,000	817,286
TOTAL CAMEROON			1,188,235
Chile - 0.3%
Chilean Republic:
2.45% 1/31/31		1,085,000	1,043,499
2.75% 1/31/27		220,000	222,640
3.5% 1/31/34		200,000	202,663
4% 1/31/52		200,000	203,913
TOTAL CHILE			1,672,715
Colombia - 0.6%
Colombian Republic:
3% 1/30/30		840,000	732,270
3.125% 4/15/31		748,000	641,083
3.25% 4/22/32		385,000	329,175
5% 6/15/45		805,000	684,401
6.125% 1/18/41		200,000	195,725
7.375% 9/18/37		650,000	721,419
TOTAL COLOMBIA			3,304,073
Costa Rica - 0.1%
Costa Rican Republic:
5.625% 4/30/43 (b)		250,000	203,094
6.125% 2/19/31 (b)		265,000	258,922
TOTAL COSTA RICA			462,016
Dominican Republic - 0.6%
Dominican Republic:
4.5% 1/30/30 (b)		715,000	700,834
4.875% 9/23/32 (b)		1,145,000	1,123,388
5.875% 1/30/60 (b)		680,000	615,528
6% 7/19/28 (b)		400,000	436,825
6.5% 2/15/48 (Reg. S)		200,000	201,788
6.85% 1/27/45 (b)		350,000	367,456
TOTAL DOMINICAN REPUBLIC			3,445,819
Ecuador - 0.3%
Ecuador Republic:
1% 7/31/35 (b)(k)		1,385,256	969,939
5% 7/31/30 (b)(k)		1,285,630	1,119,543
TOTAL ECUADOR			2,089,482
Egypt - 0.8%
Arab Republic of Egypt:
, yield at date of purchase 11.7501% to 11.8507% 4/12/22 to 6/21/22	EGP	10,475,000	646,591
5.8% 9/30/27 (b)		460,000	431,250
5.875% 6/11/25 (b)		400,000	404,000
5.875% 2/16/31 (b)		400,000	337,000
7.0529% 1/15/32 (b)		890,000	779,863
7.5% 1/31/27 (b)		150,000	151,125
7.903% 2/21/48 (b)		865,000	688,756
8.5% 1/31/47 (b)		1,160,000	968,600
8.7002% 3/1/49 (b)		400,000	337,500
TOTAL EGYPT			4,744,685
El Salvador - 0.1%
El Salvador Republic:
7.1246% 1/20/50 (b)		560,000	290,605
7.75% 1/24/23 (b)		230,000	181,312
TOTAL EL SALVADOR			471,917
Gabon - 0.1%
Gabonese Republic 7% 11/24/31 (b)		540,000	527,175
Georgia - 0.1%
Georgia Republic 2.75% 4/22/26 (b)		505,000	491,113
Ghana - 0.2%
Ghana Republic:
8.125% 1/18/26 (b)		1,145,000	1,020,481
10.75% 10/14/30 (b)		400,000	424,000
TOTAL GHANA			1,444,481
Guatemala - 0.1%
Guatemalan Republic 6.125% 6/1/50 (b)		350,000	382,003
Honduras - 0.1%
Republic of Honduras:
5.625% 6/24/30 (b)		300,000	292,369
6.25% 1/19/27		200,000	199,538
TOTAL HONDURAS			491,907
Hungary - 0.1%
Hungarian Republic 2.125% 9/22/31 (b)		400,000	378,512
Indonesia - 0.7%
Indonesian Republic:
3.4% 9/18/29		270,000	281,357
3.5% 1/11/28		415,000	435,698
3.5% 2/14/50		680,000	650,165
3.85% 10/15/30		655,000	709,160
4.1% 4/24/28		300,000	325,556
4.2% 10/15/50		900,000	952,974
6.625% 2/17/37 (b)		300,000	394,463
8.5% 10/12/35 (b)		300,000	453,713
TOTAL INDONESIA			4,203,086
Israel - 0.1%
Israeli State:
2.75% 7/3/30		300,000	309,375
4.5% 4/3/20		405,000	484,481
TOTAL ISRAEL			793,856
Ivory Coast - 0.4%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	1,085,000	1,225,647
6.125% 6/15/33 (b)		200,000	204,663
6.375% 3/3/28 (b)		835,000	890,214
TOTAL IVORY COAST			2,320,524
Jamaica - 0.1%
Jamaican Government 8% 3/15/39		400,000	549,950
Jordan - 0.1%
Jordanian Kingdom:
4.95% 7/7/25 (b)		400,000	409,500
7.375% 10/10/47 (b)		425,000	415,650
TOTAL JORDAN			825,150
Kenya - 0.3%
Republic of Kenya:
6.875% 6/24/24 (b)		830,000	877,725
7% 5/22/27 (b)		660,000	677,325
TOTAL KENYA			1,555,050
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (j)		1,165,000	123,781
6.375% 12/31/49 (j)		7,090,000	753,313
TOTAL LEBANON			877,094
Mexico - 0.4%
United Mexican States:
2.659% 5/24/31		400,000	376,800
3.25% 4/16/30		400,000	398,400
3.75% 1/11/28		350,000	368,025
4.35% 1/15/47		850,000	822,800
4.75% 3/8/44		450,000	462,600
TOTAL MEXICO			2,428,625
Mongolia - 0.1%
Mongolia Government:
3.5% 7/7/27 (b)		220,000	204,600
5.125% 4/7/26 (b)		400,000	404,044
TOTAL MONGOLIA			608,644
Morocco - 0.1%
Moroccan Kingdom:
2.375% 12/15/27 (b)		375,000	355,781
4% 12/15/50 (b)		200,000	172,000
TOTAL MOROCCO			527,781
Nigeria - 0.7%
Republic of Nigeria:
5.625% 6/27/22		380,000	384,228
6.125% 9/28/28 (b)		325,000	311,655
6.375% 7/12/23 (b)		800,000	832,000
6.5% 11/28/27 (b)		1,105,000	1,107,763
7.143% 2/23/30 (b)		850,000	829,813
7.625% 11/21/25 (b)		830,000	896,400
TOTAL NIGERIA			4,361,859
Oman - 0.6%
Sultanate of Oman:
4.75% 6/15/26 (b)		450,000	459,000
5.375% 3/8/27 (b)		395,000	406,850
5.625% 1/17/28 (b)		420,000	436,800
6% 8/1/29 (b)		285,000	299,250
6.25% 1/25/31 (b)		690,000	733,125
6.5% 3/8/47 (b)		1,150,000	1,093,938
TOTAL OMAN			3,428,963
Pakistan - 0.3%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		1,330,000	1,280,271
6.875% 12/5/27 (b)		560,000	542,605
TOTAL PAKISTAN			1,822,876
Panama - 0.4%
Panamanian Republic:
2.252% 9/29/32		485,000	443,108
3.16% 1/23/30		660,000	663,630
3.298% 1/19/33		540,000	537,570
3.87% 7/23/60		200,000	183,288
4.5% 5/15/47		255,000	263,017
TOTAL PANAMA			2,090,613
Paraguay - 0.3%
Republic of Paraguay:
2.739% 1/29/33 (b)		415,000	382,786
4.7% 3/27/27 (b)		400,000	431,575
4.95% 4/28/31 (b)		590,000	642,104
5.4% 3/30/50 (b)		415,000	444,128
TOTAL PARAGUAY			1,900,593
Peru - 0.4%
Peruvian Republic:
2.783% 1/23/31		1,435,000	1,388,632
3% 1/15/34		260,000	249,210
3.3% 3/11/41		580,000	544,620
TOTAL PERU			2,182,462
Qatar - 0.8%
State of Qatar:
3.75% 4/16/30 (b)		625,000	682,813
4.4% 4/16/50 (b)		1,730,000	2,045,725
4.625% 6/2/46 (b)		600,000	723,750
4.817% 3/14/49 (b)		855,000	1,066,613
TOTAL QATAR			4,518,901
Romania - 0.3%
Romanian Republic:
2.124% 7/16/31 (Reg. S)	EUR	325,000	333,630
3% 2/27/27 (b)		334,000	334,501
3% 2/14/31 (b)		574,000	556,206
3.625% 3/27/32 (b)		334,000	334,000
6.125% 1/22/44 (b)		400,000	496,000
TOTAL ROMANIA			2,054,337
Russia - 0.5%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		400,000	399,600
5.1% 3/28/35 (b)		600,000	625,800
5.1% 3/28/35(Reg. S)		400,000	417,200
5.25% 6/23/47(Reg. S)		800,000	867,200
5.625% 4/4/42 (b)		400,000	445,200
TOTAL RUSSIA			2,755,000
Rwanda - 0.1%
Rwanda Republic 5.5% 8/9/31 (b)		700,000	685,038
Saudi Arabia - 0.1%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		445,000	423,244
4% 4/17/25 (b)		225,000	238,275
TOTAL SAUDI ARABIA			661,519
Serbia - 0.1%
Republic of Serbia 2.125% 12/1/30 (b)		455,000	407,225
South Africa - 0.1%
South African Republic 4.85% 9/27/27		400,000	413,575
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		850,000	415,066
7.85% 3/14/29 (b)		165,000	80,365
TOTAL SRI LANKA			495,431
Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		30,000	23,250
Turkey - 0.7%
Turkish Republic:
4.25% 3/13/25		365,000	342,712
4.75% 1/26/26		540,000	502,200
4.875% 10/9/26		820,000	746,866
4.875% 4/16/43		1,005,000	724,103
5.125% 2/17/28		470,000	417,507
5.75% 5/11/47		1,460,000	1,122,193
6.125% 10/24/28		220,000	203,610
6.375% 10/14/25		290,000	285,704
TOTAL TURKEY			4,344,895
Ukraine - 0.7%
Ukraine Government:
1.258% 5/31/40 (b)(h)		775,000	581,395
6.876% 5/21/29 (b)		200,000	167,600
7.253% 3/15/33 (b)		380,000	319,200
7.375% 9/25/32 (b)		200,000	168,800
7.75% 9/1/23 (b)		850,000	781,097
7.75% 9/1/24 (b)		830,000	740,412
7.75% 9/1/25 (b)		345,000	303,600
7.75% 9/1/26 (b)		560,000	489,580
7.75% 9/1/27 (b)		400,000	349,600
TOTAL UKRAINE			3,901,284
United Arab Emirates - 0.2%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		350,000	331,188
3.125% 4/16/30 (b)		300,000	316,500
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		650,000	595,278
TOTAL UNITED ARAB EMIRATES			1,242,966
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 2/3/22 to 3/31/22		2,680,000	2,679,806
Uruguay - 0.2%
Uruguay Republic 5.1% 6/18/50		1,005,000	1,248,587
Uzbekistan - 0.1%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		200,000	186,500
3.9% 10/19/31 (b)		240,000	223,560
4.75% 2/20/24 (b)		300,000	310,200
TOTAL UZBEKISTAN			720,260
Venezuela - 0.1%
Venezuelan Republic 9.25% 9/15/27 (j)		6,200,000	356,500
Zambia - 0.0%
Republic of Zambia 8.97% 7/30/27 (b)		200,000	147,663
TOTAL GOVERNMENT OBLIGATIONS (Cost $99,877,033)			89,677,165

Preferred Securities - 0.5%
	Principal Amount (f)	Value ($)
Cayman Islands - 0.2%
Banco Mercantil del Norte SA 6.75% (b)(g)(h)	400,000	407,825
DP World Salaam 6% (Reg. S) (g)(h)	600,000	642,188
TOTAL CAYMAN ISLANDS		1,050,013
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (g)(h)	700,000	752,500
Mexico - 0.1%
CEMEX S.A.B. de CV 5.125% (b)(g)(h)	400,000	400,604
United Arab Emirates - 0.1%
Emirates NBD Bank PJSC 6.125% (Reg. S) (g)(h)	400,000	416,000
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(g)(h)	400,000	401,325
TOTAL UNITED ARAB EMIRATES		817,325
TOTAL PREFERRED SECURITIES (Cost $3,044,675)		3,020,442

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (l)	10,059,138	10,061,150
Fidelity Securities Lending Cash Central Fund 0.08% (l)(m)	961,886	961,982
TOTAL MONEY MARKET FUNDS (Cost $11,022,834)		11,023,132

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $511,886,902)	596,474,743
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(3,706,732)
NET ASSETS - 100.0%	592,768,011

Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,859,309 or 21.9% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,949,598 or 0.3% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Non-income producing - Security is in default.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	1,618,120
Creditas Financial Solutions Ltd. Series F	1/28/22	337,976
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	169,898
Gupshup, Inc.	6/08/21	192,273
Meesho Series F	9/21/21	544,986

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	18,857,299	231,547,690	240,343,839	6,443	-	-	10,061,150	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	1,116,639	2,271,050	2,425,707	3,165	-	-	961,982	0.0%
Total	19,973,938	233,818,740	242,769,546	9,608	-	-	11,023,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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